Leases - Summary of Right of Use Assets and Lease Liabilities and the Movements (Parenthetical) (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Interest paid on lease liabilities	₽ 6,767	₽ 2,528